Accumulated other comprehensive income (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	SFr (17,981)
Balance at end of period	(20,269)	SFr (17,981)
Gains/(losses) on cash flow hedges
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(72)	(62)	SFr (35)
Increase/(decrease)	65	(114)	(61)
Increase/(decrease) due to equity method investments	10	(10)	1
Reclassification adjustments, included in net income	25	114	33
Cumulative effect of accounting changes, net of tax	0	0
Total increase/(decrease)	100	(10)	(27)
Balance at end of period	28	(72)	(62)
Cumulative translation adjustments
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(13,442)	(13,119)	(12,095)
Increase/(decrease)	(1,015)	(342)	(1,054)
Increase/(decrease) due to equity method investments	(18)	0	0
Reclassification adjustments, included in net income	6	19	30
Cumulative effect of accounting changes, net of tax	0	0
Total increase/(decrease)	(1,027)	(323)	(1,024)
Balance at end of period	(14,469)	(13,442)	(13,119)
Unrealized gains/(losses) on securities
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	10	48	61
Increase/(decrease)	20	(10)	(13)
Increase/(decrease) due to equity method investments	0	0	0
Reclassification adjustments, included in net income	0	(7)	0
Cumulative effect of accounting changes, net of tax	0	(21)
Total increase/(decrease)	20	(38)	(13)
Balance at end of period	30	10	48
Actuarial gains/(losses)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(3,974)	(3,583)	(4,278)
Increase/(decrease)	44	(710)	337
Increase/(decrease) due to equity method investments	0	0	0
Reclassification adjustments, included in net income	282	319	358
Cumulative effect of accounting changes, net of tax	(42)	0
Total increase/(decrease)	284	(391)	695
Balance at end of period	(3,690)	(3,974)	(3,583)
Net prior service credit/ (cost)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	387	522	643
Increase/(decrease)	338	(26)	0
Increase/(decrease) due to equity method investments	0	0	0
Reclassification adjustments, included in net income	(121)	(109)	(121)
Cumulative effect of accounting changes, net of tax	0	0
Total increase/(decrease)	217	(135)	(121)
Balance at end of period	604	387	522
Accumulated Gains (Losses) On Liabilities Related To Credit Risk
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(890)	(2,544)	(568)
Increase/(decrease)	(2,053)	1,605	(2,008)
Increase/(decrease) due to equity method investments	0	0	0
Reclassification adjustments, included in net income	193	49	32
Cumulative effect of accounting changes, net of tax	(22)	0
Total increase/(decrease)	(1,882)	1,654	(1,976)
Balance at end of period	(2,772)	(890)	(2,544)
Accumulated other comprehensive income
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(17,981)	(18,738)	(16,272)
Increase/(decrease)	(2,601)	403	(2,799)
Increase/(decrease) due to equity method investments	(8)	(10)	1
Reclassification adjustments, included in net income	385	385	332
Cumulative effect of accounting changes, net of tax	(64)	(21)
Total increase/(decrease)	(2,288)	757	(2,466)
Balance at end of period	SFr (20,269)	SFr (17,981)	SFr (18,738)